Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of Cash Flows [Abstract]
Net income	$ 5,648,008	$ 10,172,361	$ 9,692,344
Income tax expense	1,898,575	3,565,146	3,248,636
Interest expense	26,447	22,021	80,137
Depreciation and amortization	716,268	385,542	218,281
Gain/ (loss) on disposal of property, plant and equipment		5,616	(24)
Changes in
Accounts receivables, net	(709,185)	981,806	(303,258)
Prepayment and other current assets	(772,764)	(790,999)	24,818
Long-term prepayments and other non-current assets	116,555	(2,754,089)
Accounts payable and other accrued expenses	174,233	1,243,811	642,066
Taxes payable	(3,281,651)	(3,591,087)	(3,516,634)
Cash generated from operating activities	3,816,486	9,240,128	10,086,366
Investing Activities
Purchases of equipment and vehicles	(1,600)	(659)	(45,831)
Purchase of intangible assets	(42,678)
Cash refund from the terminated leasehold		659,241
Right-of-use-asset costs	(283,401)	(1,020,358)	(2,382,623)
Land deposits received (paid)	(711,308)	732,490	(1,537,177)
Proceeds from disposal of property, plant and equipment		11,720	2,459
Cash provided by/ (used in) investing activities	(1,038,987)	382,434	(3,963,172)
Financing Activities
Capital contributions			941,185
Repayment to shareholders	(264,829)
Cash provided by (used in) financing activities	(264,829)		941,185
Net increase in cash and cash equivalents	2,512,670	9,622,562	7,064,379
Effects of currency translation	(719,843)	(497,288)	69,172
Cash and cash equivalents at beginning of year	23,229,372	14,104,098	6,970,547
Cash and cash equivalents at end of year	25,022,199	23,229,372	14,104,098
SUPPLEMENTAL DISCLOSURES
Income taxes paid	3,277,419	3,572,810	3,080,929
Interest paid	$ 26,447	$ 22,021	$ 80,137